Baird Short-Term Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
2.000%, 08/31/2021	$124,200,000	$127,372,922
1.125%, 09/30/2021	428,425,000	434,315,844
1.875%, 03/31/2022	87,890,000	90,797,923
1.625%, 08/31/2022	338,450,000	349,555,391
2.125%, 12/31/2022	721,000,000	757,556,950
0.500%, 03/15/2023	75,000,000	75,486,300
2.500%, 05/15/2024	3,925,000	4,270,584
Total U.S. Treasury Securities (Cost $1,787,425,802)		1,839,355,914	28.2%

Other Government Related Securities
CNOOC Finance (2012) Ltd.,
3.875%, 05/02/2022 (1)(2)	15,137,000	15,575,721
Industrial Bank of Korea,
2.363%, 08/02/2021 (3 Month LIBOR USD + 0.600%) (1)(2)(3)	2,150,000	2,154,365
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (1)(2)	8,000,000	8,009,040
Sinopec Group Overseas Development [2017] Ltd.,
2.375%, 04/12/2020 (1)(2)	10,125,000	10,125,000
Syngenta Finance NV:
3.933%, 04/23/2021 (1)(2)	10,000,000	9,423,262
3.125%, 03/28/2022 (1)	5,000,000	4,367,542
Total Other Government Related Securities (Cost $50,302,363)		49,654,930	0.8%

Corporate Bonds
Industrials
Agilent Technologies, Inc.,
3.875%, 07/15/2023	7,500,000	7,737,102
Albemarle Corp.,
2.742%, 11/15/2022 (3 Month LIBOR USD + 1.050%) (2)(3)	7,000,000	6,665,663
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	33,135,000	32,755,895
Allergan Funding SCS,
3.450%, 03/15/2022 (1)	6,975,000	7,242,408
Anglo American Capital PLC:
4.125%, 04/15/2021 (1)(2)	27,850,000	27,442,385
3.750%, 04/10/2022 (1)(2)	5,000,000	4,872,488
AutoNation, Inc.,
3.350%, 01/15/2021	4,603,000	4,579,877
Bayer US Finance II LLC:
3.500%, 06/25/2021 (2)	26,245,000	26,295,732
2.200%, 07/15/2022 (2)	2,250,000	2,182,753
Beam Suntory, Inc.,
3.250%, 05/15/2022	10,875,000	10,883,328
Becton Dickinson and Co.:
2.404%, 06/05/2020	10,350,000	10,317,783
3.125%, 11/08/2021	1,000,000	1,012,701
2.894%, 06/06/2022	22,500,000	22,458,016
Bemis Co., Inc.,
4.500%, 10/15/2021 (2)	5,375,000	5,597,461
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	2,475,000	2,498,071
Broadcom, Inc.:
3.000%, 01/15/2022	30,095,000	29,760,043
3.125%, 10/15/2022 (2)	5,060,000	5,011,608
Bunge Limited Finance Corp.,
3.500%, 11/24/2020	10,425,000	10,511,326
Canadian Natural Resources Ltd.,
2.950%, 01/15/2023 (1)	6,500,000	5,637,705
Cardinal Health, Inc.,
3.200%, 06/15/2022	9,922,000	10,086,481
Carlisle Companies, Inc.,
3.750%, 11/15/2022	2,230,000	2,256,221
Celanese US Holdings LLC,
4.625%, 11/15/2022	3,395,000	3,305,487
Charter Communications Operating LLC:
3.579%, 07/23/2020	3,150,000	3,140,200
4.464%, 07/23/2022	22,835,000	23,685,559
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.513%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	5,050,000	5,036,644
Cigna Corp.,
3.400%, 09/17/2021	3,000,000	3,056,317
CK Hutchison International Ltd.,
2.250%, 09/29/2020 (1)(2)	20,000,000	20,010,000
CNH Industrial Capital LLC:
4.375%, 11/06/2020	9,810,000	9,717,638
4.875%, 04/01/2021	2,554,000	2,496,199
3.875%, 10/15/2021	13,460,000	13,389,694
4.375%, 04/05/2022	4,102,000	4,030,420
Columbia Pipeline Group, Inc.,
3.300%, 06/01/2020	6,575,000	6,548,294
Conagra Brands, Inc.:
4.950%, 08/15/2020	4,500,000	4,554,301
1.820%, 10/09/2020 (3 Month LIBOR USD + 0.500%) (3)	20,000,000	19,721,520
3.800%, 10/22/2021	4,950,000	4,981,688
Constellation Brands, Inc.:
2.392%, 11/15/2021 (3 Month LIBOR USD + 0.700%) (3)	10,020,000	9,445,243
3.200%, 02/15/2023	9,650,000	9,568,914
CVS Health Corp.:
3.350%, 03/09/2021	10,462,000	10,519,154
2.125%, 06/01/2021	5,000,000	5,005,342
Daimler Finance North America LLC:
3.350%, 05/04/2021 (2)	15,000,000	14,848,170
3.400%, 02/22/2022 (2)	13,000,000	12,636,451
3.350%, 02/22/2023 (2)	1,619,000	1,571,244
1.750%, 03/10/2023 (2)	7,000,000	6,591,565
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	21,922,000	21,917,181
5.450%, 06/15/2023 (2)	20,000,000	20,553,017
Discovery Communications LLC,
4.375%, 06/15/2021	4,650,000	4,723,391
Domtar Corp.,
4.400%, 04/01/2022	4,775,000	4,886,785
DXC Technology Co.,
4.450%, 09/18/2022	34,423,000	35,560,354
Eastman Chemical Co.,
3.500%, 12/01/2021	17,550,000	18,018,481
Elanco Animal Health, Inc.,
3.912%, 08/27/2021	32,689,000	32,522,339
Embotelladora Andina SA,
5.000%, 10/01/2023 (1)(2)	8,160,000	8,158,629
EMD Finance LLC,
2.950%, 03/19/2022 (2)	12,400,000	12,579,099
Encana Corp.,
3.900%, 11/15/2021	32,690,000	22,420,373
Energy Transfer Operating LP,
4.250%, 03/15/2023	15,933,000	14,427,335
EQT Corp.,
4.875%, 11/15/2021	2,755,000	2,237,639
Equifax, Inc.,
3.950%, 06/15/2023	12,294,000	12,410,719
ERAC USA Finance LLC,
2.600%, 12/01/2021 (2)	1,450,000	1,451,748
Express Scripts Holding Co.,
2.330%, 11/30/2020 (3 Month LIBOR USD + 0.750%) (3)	7,000,000	6,939,495
FedEx Corp.,
3.400%, 01/14/2022	7,000,000	7,040,340
Fiserv, Inc.:
4.750%, 06/15/2021	3,220,000	3,248,634
3.500%, 10/01/2022	6,350,000	6,396,153
Flowserve Corp.,
4.000%, 11/15/2023	1,669,000	1,668,423
FMC Corp.,
3.950%, 02/01/2022	13,172,000	13,760,954
Ford Motor Credit Co. LLC:
3.200%, 01/15/2021	4,705,000	4,546,206
3.470%, 04/05/2021	2,500,000	2,399,250
2.979%, 08/03/2022	15,000,000	13,950,000
3.087%, 01/09/2023	12,000,000	11,040,000
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	20,045,000	20,768,381
Fox Corp.,
3.666%, 01/25/2022 (2)	5,000,000	5,107,552
Fresenius Medical Care US Finance II, Inc.:
4.125%, 10/15/2020 (2)	19,325,000	19,199,915
5.875%, 01/31/2022 (2)	2,947,000	3,054,241
Fresenius Medical Care US Finance, Inc.,
5.750%, 02/15/2021 (2)	4,907,000	5,032,126
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (2)	2,828,000	2,843,003
General Electric Co.,
3.150%, 09/07/2022	25,175,000	25,457,602
General Mills, Inc.,
3.200%, 04/16/2021	5,000,000	4,988,430
General Motors Financial Co., Inc.:
2.542%, 08/07/2020 (3 Month LIBOR USD + 0.800%) (3)	7,000,000	6,879,653
3.700%, 11/24/2020	1,409,000	1,395,169
4.200%, 03/01/2021	1,215,000	1,169,313
3.550%, 04/09/2021	4,750,000	4,551,272
3.200%, 07/06/2021	8,500,000	8,091,356
4.200%, 11/06/2021	5,000,000	4,772,220
3.550%, 07/08/2022	5,000,000	4,649,614
Genpact Luxembourg Sarl,
3.700%, 04/01/2022 (1)	5,511,000	5,610,051
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)	18,000,000	17,826,300
4.250%, 10/25/2022 (1)(2)	7,555,000	7,241,619
Glencore Funding LLC,
4.125%, 05/30/2023 (2)	7,121,000	6,561,001
Global Payments, Inc.:
3.800%, 04/01/2021	30,693,000	30,885,247
3.750%, 06/01/2023	4,550,000	4,699,126
Grupo Bimbo SAB de CV:
4.875%, 06/30/2020 (1)(2)	6,966,000	7,026,970
4.500%, 01/25/2022 (1)(2)	12,224,000	12,273,880
HCA, Inc.,
4.750%, 05/01/2023	11,118,000	11,390,368
Hewlett Packard Enterprise Co.:
3.500%, 10/05/2021	5,000,000	5,044,780
2.250%, 04/01/2023	23,000,000	22,475,520
Huntsman International LLC,
5.125%, 11/15/2022	4,500,000	4,612,500
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)	8,200,000	8,550,570
Hyundai Capital America:
2.750%, 09/18/2020 (2)	10,000,000	10,023,642
3.450%, 03/12/2021 (2)	5,000,000	4,996,257
2.450%, 06/15/2021 (2)	1,000,000	989,159
3.750%, 07/08/2021 (2)	2,650,000	2,647,374
3.950%, 02/01/2022 (2)	5,024,000	5,063,559
3.000%, 06/20/2022 (2)	5,000,000	4,857,550
2.850%, 11/01/2022 (2)	6,000,000	5,859,160
IDEX Corp.,
4.200%, 12/15/2021	14,244,000	14,485,440
IHS Markit Ltd.,
5.000%, 11/01/2022 (1)(2)	9,613,000	10,100,179
Inversiones CMPC SA,
4.375%, 05/15/2023 (1)(2)	2,325,000	2,232,023
Kerry Group Financial Services Unltd Co.,
3.200%, 04/09/2023 (1)(2)	25,425,000	26,888,345
Keurig Dr Pepper, Inc.:
3.551%, 05/25/2021	2,855,000	2,888,489
2.530%, 11/15/2021	23,880,000	23,793,614
Kinder Morgan Energy Partners LP:
6.500%, 04/01/2020	22,000	22,000
5.000%, 10/01/2021	13,000,000	12,725,206
Kinder Morgan, Inc.,
5.625%, 11/15/2023 (2)	9,060,000	9,491,198
Kraft Heinz Foods Co.:
2.304%, 02/10/2021 (3 Month LIBOR USD + 0.570%) (3)	15,000,000	14,188,209
4.000%, 06/15/2023	14,000,000	14,146,381
Leggett & Platt, Inc.,
3.400%, 08/15/2022	10,000,000	10,409,585
Lennar Corp.,
8.375%, 01/15/2021	2,337,000	2,372,055
Lennox International, Inc.,
3.000%, 11/15/2023	6,160,000	6,090,109
LyondellBasell Industries NV,
6.000%, 11/15/2021 (1)	17,775,000	18,377,307
Marriott International, Inc.,
2.125%, 10/03/2022	10,000,000	9,000,292
Martin Marietta Materials, Inc.,
2.333%, 05/22/2020 (3 Month LIBOR USD + 0.650%) (3)	5,575,000	5,535,115
Masco Corp.:
3.500%, 04/01/2021	3,881,000	3,845,186
5.950%, 03/15/2022	10,800,000	10,998,320
Maxim Integrated Products, Inc.,
3.375%, 03/15/2023	2,190,000	2,234,715
Microchip Technology, Inc.,
3.922%, 06/01/2021	33,643,000	32,781,247
Midwest Connector Capital Co. LLC,
3.625%, 04/01/2022 (2)	10,000,000	9,608,724
Mosaic Co.:
3.750%, 11/15/2021	2,850,000	2,579,102
3.250%, 11/15/2022	6,443,000	6,314,181
MPLX LP,
3.500%, 12/01/2022 (2)	6,403,000	6,130,401
Mylan NV,
3.750%, 12/15/2020 (1)	522,000	518,082
Mylan, Inc.,
3.125%, 01/15/2023 (2)	32,660,000	31,674,608
Newell Brands, Inc.,
3.850%, 04/01/2023	33,713,000	34,216,972
Newmont Goldcorp Corp.,
3.625%, 06/09/2021	4,900,000	4,917,148
Nissan Motor Acceptance Corp.:
2.150%, 07/13/2020 (2)	20,000,000	19,881,959
2.150%, 09/28/2020 (2)	4,300,000	4,222,886
3.450%, 03/15/2023 (2)	1,585,000	1,548,514
Norfolk Southern Railway Co.,
9.750%, 06/15/2020	2,000,000	2,023,708
Northern Border Pipeline Co.,
7.500%, 09/15/2021	4,500,000	4,485,113
Nutrien Ltd.,
3.150%, 10/01/2022 (1)	1,000,000	1,000,683
nVent Finance Sarl,
3.950%, 04/15/2023 (1)	12,565,000	13,060,476
NXP Semiconductors NV:
4.625%, 06/15/2022 (1)(2)	5,650,000	5,845,575
3.875%, 09/01/2022 (1)(2)	10,862,000	10,904,080
4.625%, 06/01/2023 (1)(2)	9,023,000	9,287,083
Occidental Petroleum Corp.:
2.700%, 08/15/2022	17,650,000	12,585,253
3.142%, 08/15/2022 (3 Month LIBOR USD + 1.450%) (3)	4,250,000	2,848,165
2.700%, 02/15/2023	10,000,000	5,922,099
Owens Corning,
4.200%, 12/15/2022	924,000	917,685
Panasonic Corp.,
2.536%, 07/19/2022 (1)(2)	15,000,000	14,729,366
Penske Truck Leasing Co.,
3.650%, 07/29/2021 (2)	5,000,000	5,062,077
Pernod Ricard SA,
5.750%, 04/07/2021 (1)(2)	6,375,000	6,559,526
Perrigo Finance Unlimited Co.:
3.500%, 03/15/2021 (1)	3,349,000	3,347,097
3.500%, 12/15/2021 (1)	7,355,000	7,595,311
POSCO,
2.375%, 01/17/2023 (1)(2)	35,000,000	34,941,550
Reckitt Benckiser Treasury Services PLC,
1.764%, 06/24/2022 (3 Month LIBOR USD + 0.560%) (1)(2)(3)	2,000,000	1,928,910
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.000%, 10/01/2022	1,430,000	1,302,203
Reliance Holding USA, Inc.,
4.500%, 10/19/2020 (2)	17,178,000	17,295,498
Rolls-Royce PLC,
2.375%, 10/14/2020 (1)(2)	5,000,000	4,711,832
Roper Technologies, Inc.,
3.125%, 11/15/2022	10,000,000	9,815,571
Royal Caribbean Cruises Ltd.,
2.650%, 11/28/2020 (1)	5,000,000	4,502,717
RPM International, Inc.,
3.450%, 11/15/2022	2,508,000	2,522,558
Ryder System, Inc.:
3.500%, 06/01/2021	6,700,000	6,699,009
2.875%, 06/01/2022	5,000,000	5,015,548
Sabine Pass Liquefaction LLC:
5.625%, 02/01/2021	16,975,000	16,466,387
5.625%, 04/15/2023	15,800,000	14,701,871
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	8,824,000	8,815,057
Seagate HDD Cayman:
4.250%, 03/01/2022 (1)	7,618,000	7,634,478
4.750%, 06/01/2023 (1)	12,400,000	12,418,263
Shire Acquisitions Investments Ireland DAC,
2.400%, 09/23/2021 (1)	19,530,000	19,366,339
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	17,740,000	15,958,088
3.350%, 02/01/2022 (2)	4,023,000	3,913,437
Smiths Group PLC,
3.625%, 10/12/2022 (1)(2)	8,200,000	8,625,060
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	3,000,000	2,850,000
Sonoco Products Co.,
4.375%, 11/01/2021	855,000	884,745
Spirit AeroSystems, Inc.:
1.541%, 06/15/2021 (3 Month LIBOR USD + 0.800%) (3)	9,625,000	9,164,074
3.950%, 06/15/2023	3,515,000	3,024,330
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (1)(2)	25,600,000	25,598,757
Takeda Pharmaceutical Co. Ltd.,
2.450%, 01/18/2022 (1)(2)	13,000,000	13,221,970
Tech Data Corp.,
3.700%, 02/15/2022	20,000,000	19,801,385
Telefonica Emisiones SA,
5.462%, 02/16/2021 (1)	12,577,000	12,752,152
Teva Pharmaceutical Finance Netherlands III BV,
2.200%, 07/21/2021 (1)	15,654,000	14,952,388
Texas Gas Transmission LLC,
4.500%, 02/01/2021 (2)	6,286,000	6,119,167
Time Warner Cable LLC,
4.000%, 09/01/2021	9,706,000	9,725,202
Toyota Motor Credit Corp.,
2.900%, 03/30/2023	23,175,000	23,315,907
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 (1)	1,025,000	1,063,601
TTX Co.,
4.400%, 05/01/2021 (2)	2,100,000	2,115,691
Verisk Analytics, Inc.,
5.800%, 05/01/2021	9,011,000	9,112,872
Verizon Communications, Inc.,
2.946%, 03/15/2022	31,030,000	31,725,598
Vodafone Group PLC,
2.833%, 01/16/2024 (3 Month LIBOR USD + 0.990%) (1)(3)	15,000,000	14,146,350
Volkswagen Group of America Finance LLC:
2.400%, 05/22/2020 (2)	5,270,000	5,252,240
4.000%, 11/12/2021 (2)	24,700,000	24,434,197
Vulcan Materials Co.:
1.341%, 06/15/2020 (3 Month LIBOR USD + 0.600%) (3)	11,730,000	11,637,477
2.230%, 03/01/2021 (3 Month LIBOR USD + 0.650%) (3)	16,433,000	15,806,874
WestRock RKT LLC,
4.900%, 03/01/2022	4,100,000	4,175,988
Williams Companies, Inc.:
7.875%, 09/01/2021	3,065,000	3,070,487
3.600%, 03/15/2022	4,750,000	4,604,939
3.350%, 08/15/2022	235,000	224,927
3.700%, 01/15/2023	22,537,000	20,836,811
4.300%, 03/04/2024	5,000,000	4,678,630
Zimmer Biomet Holdings, Inc.,
1.802%, 03/19/2021 (3 Month LIBOR USD + 0.750%) (3)	695,000	686,623
Zimmer Holdings, Inc.:
2.700%, 04/01/2020	27,785,000	27,785,000
3.150%, 04/01/2022	2,690,000	2,690,313
Zoetis, Inc.,
3.250%, 02/01/2023	2,085,000	2,125,962
Total Industrials (Cost $2,044,522,489)		1,993,726,038	30.6%

Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	9,979,000	10,458,586
Dominion Energy, Inc.,
2.450%, 01/15/2023 (2)	30,000,000	29,534,072
EDP Finance BV,
5.250%, 01/14/2021 (1)(2)	2,840,000	2,920,406
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	28,583,000	27,653,424
4.250%, 09/14/2023 (1)(2)	1,100,000	1,125,363
Exelon Corp.,
2.450%, 04/15/2021	955,000	946,648
NextEra Energy Capital Holdings, Inc.,
2.403%, 09/01/2021	6,775,000	6,769,016
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (2)	4,480,500	4,715,726
Sempra Energy,
2.331%, 01/15/2021 (3 Month LIBOR USD + 0.500%) (3)	1,460,000	1,382,955
UIL Holdings Corp.,
4.625%, 10/01/2020	1,750,000	1,754,499
Total Utilities (Cost $88,717,190)		87,260,695	1.3%

Financials
ABN AMRO Bank NV,
3.400%, 08/27/2021 (1)(2)	15,250,000	15,268,300
AerCap Holdings NV:
4.450%, 12/16/2021 (1)	25,000,000	22,990,062
3.300%, 01/23/2023 (1)	8,000,000	6,807,002
Aetna, Inc.,
2.800%, 06/15/2023	2,000,000	2,003,248
AIG Global Funding,
2.300%, 07/01/2022 (2)	8,775,000	8,733,563
Air Lease Corp.:
3.875%, 04/01/2021	6,885,000	6,299,182
3.375%, 06/01/2021	3,000,000	2,699,262
2.625%, 07/01/2022	1,609,000	1,372,493
2.750%, 01/15/2023	21,150,000	17,826,506
Ally Financial, Inc.,
4.625%, 05/19/2022	16,661,000	16,077,865
Ameriprise Financial, Inc.,
3.000%, 03/22/2022	6,300,000	6,378,835
ANZ New Zealand (Int'l) Ltd.,
2.125%, 07/28/2021 (1)(2)	2,388,000	2,369,836
Assurant, Inc.,
2.482%, 03/26/2021 (3 Month LIBOR USD + 1.250%) (3)	1,276,000	1,276,000
Bank of America Corp.:
3.499%, 05/17/2022 (3 Month LIBOR USD + 0.630%) (3)	5,000,000	5,059,409
2.816%, 07/21/2023 (3 Month LIBOR USD + 0.930%) (3)	10,000,000	10,041,108
3.550%, 03/05/2024 (3 Month LIBOR USD + 0.780%) (3)	5,000,000	5,200,546
Banque Federative du Credit Mutuel SA:
2.700%, 07/20/2022 (1)(2)	3,000,000	2,932,796
2.125%, 11/21/2022 (1)(2)	18,000,000	16,719,426
Barclays Bank PLC:
5.140%, 10/14/2020 (1)	5,606,000	5,540,419
10.180%, 06/12/2021 (1)(2)	7,179,000	7,669,363
Barclays PLC:
2.875%, 06/08/2020 (1)	3,000,000	2,987,637
3.250%, 01/12/2021 (1)	10,950,000	10,876,525
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	7,000,000	7,078,849
BBVA USA:
5.500%, 04/01/2020	1,360,000	1,360,000
3.500%, 06/11/2021	16,200,000	16,115,354
2.875%, 06/29/2022	18,861,000	18,389,837
BNP Paribas SA:
2.950%, 05/23/2022 (1)(2)	23,125,000	22,442,230
3.500%, 03/01/2023 (1)(2)	10,794,000	10,827,734
BNZ International Funding Ltd.:
2.900%, 02/21/2022 (1)(2)	1,950,000	1,951,230
3.375%, 03/01/2023 (1)(2)	15,305,000	15,733,026
BPCE SA:
3.000%, 05/22/2022 (1)(2)	32,127,000	31,813,261
5.700%, 10/22/2023 (1)(2)	2,323,000	2,386,371
5.150%, 07/21/2024 (1)(2)	16,000,000	16,867,463
Canadian Imperial Bank of Commerce,
2.606%, 07/22/2023 (3 Month LIBOR USD + 0.785%) (1)(3)	32,050,000	32,163,590
Capital One NA,
3.375%, 02/15/2023	31,782,000	31,302,792
Citizens Bank NA,
3.250%, 02/14/2022	3,000,000	3,039,953
CNA Financial Corp.,
5.750%, 08/15/2021	6,000,000	6,149,008
Cooperatieve Rabobank UA,
3.950%, 11/09/2022 (1)	37,273,000	37,623,636
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	19,895,000	19,853,884
3.750%, 04/24/2023 (1)(2)	3,380,000	3,453,895
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	11,400,000	11,502,606
2.997%, 12/14/2023 (3 Month LIBOR USD + 1.200%) (1)(2)(3)	18,000,000	17,527,781
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 09/15/2022 (1)	4,650,000	4,711,613
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	9,750,000	9,836,594
DBS Group Holdings Ltd.,
2.850%, 04/16/2022 (1)(2)	10,000,000	10,262,512
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	4,575,000	4,533,644
3.125%, 01/13/2021 (1)	5,515,000	5,396,362
3.150%, 01/22/2021 (1)	7,400,000	7,229,424
4.250%, 10/14/2021 (1)	5,400,000	5,162,056
5.000%, 02/14/2022 (1)	10,000,000	9,886,376
Discover Bank:
3.350%, 02/06/2023	3,213,000	3,173,607
4.200%, 08/08/2023	1,200,000	1,263,418
Discover Financial Services,
5.200%, 04/27/2022	10,443,000	10,715,938
F.N.B. Corporation,
2.200%, 02/24/2023	16,075,000	15,768,375
First Horizon National Corp.,
3.500%, 12/15/2020	11,148,000	11,036,524
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 (1)	8,000,000	7,865,485
Goldman Sachs Group, Inc.:
3.000%, 04/26/2022	5,000,000	5,036,672
2.876%, 10/31/2022 (3 Month LIBOR USD + 0.821%) (3)	12,000,000	12,055,422
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%) (3)	8,280,000	8,303,798
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	14,200,000	14,147,656
Guardian Life Global Funding,
2.000%, 04/26/2021 (2)	7,825,000	7,797,414
HSBC Holdings PLC:
3.400%, 03/08/2021 (1)	5,400,000	5,429,694
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	28,200,000	28,174,342
Huntington National Bank,
3.250%, 05/14/2021	5,000,000	5,038,551
ING Bank NV:
5.000%, 06/09/2021 (1)(2)	7,250,000	7,475,937
5.800%, 09/25/2023 (1)(2)	2,724,000	2,951,240
ING Groep NV,
3.150%, 03/29/2022 (1)	3,700,000	3,717,516
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	9,377,000	9,357,322
Jefferies Group LLC:
6.875%, 04/15/2021	10,291,000	10,361,551
5.125%, 01/20/2023	8,900,000	9,061,335
JPMorgan Chase & Co.:
2.295%, 08/15/2021	10,550,000	10,539,094
3.514%, 06/18/2022 (3 Month LIBOR USD + 0.610%) (3)	23,010,000	23,382,322
KeyBank NA,
3.180%, 05/22/2022	25,343,000	25,426,787
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	210,000	205,711
Lexington Realty Trust,
4.250%, 06/15/2023	6,903,000	6,943,568
Liberty Mutual Group, Inc.,
4.950%, 05/01/2022 (2)	3,000,000	3,057,467
Lloyds Bank PLC:
6.500%, 09/14/2020 (1)(2)	1,543,000	1,563,128
3.000%, 01/11/2022 (1)	10,000,000	9,912,232
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	21,704,000	21,546,094
Macquarie Bank Ltd.:
6.625%, 04/07/2021 (1)(2)	1,965,000	2,027,834
2.100%, 10/17/2022 (1)(2)	17,600,000	17,431,050
Macquarie Group Ltd.,
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	4,000,000	4,098,708
Manufacturers & Traders Trust Co.,
2.156%, 12/28/2020 (1 Month LIBOR USD + 1.215%) (3)	282,000	281,211
Marsh & McLennan Companies, Inc.,
2.750%, 01/30/2022	7,010,000	7,076,097
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	8,279,000	8,167,782
2.623%, 07/18/2022 (1)	10,000,000	9,973,059
Mitsubishi UFJ Lease & Finance Co. Ltd.:
3.406%, 02/28/2022 (1)(2)	5,200,000	5,177,950
2.652%, 09/19/2022 (1)(2)	3,000,000	2,916,956
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	12,750,000	12,752,101
3.318%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	3,000,000	2,937,437
2.273%, 09/13/2021 (1)	8,530,000	8,432,530
2.953%, 02/28/2022 (1)	8,700,000	8,730,100
Morgan Stanley,
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	34,242,000	35,068,223
National Bank of Canada,
2.100%, 02/01/2023 (1)	36,075,000	35,363,959
Nationwide Building Society:
3.622%, 04/26/2023 (3 Month LIBOR USD + 1.181%) (1)(2)(3)	18,635,000	18,530,215
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	9,670,000	9,364,633
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	1,797,000	1,817,604
Nordea Bank AB:
4.875%, 05/13/2021 (1)(2)	16,080,000	16,376,122
4.250%, 09/21/2022 (1)(2)	14,785,000	14,566,434
3.750%, 08/30/2023 (1)(2)	3,725,000	3,750,437
Park Aerospace Holdings Ltd.,
4.500%, 03/15/2023 (1)(2)	7,746,000	6,719,232
People's United Financial, Inc.,
3.650%, 12/06/2022	6,329,000	6,495,131
Regions Bank,
3.374%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	14,000,000	13,971,940
Reliance Standard Life Global Funding II:
2.625%, 07/22/2022 (2)	13,625,000	13,702,158
2.150%, 01/21/2023 (2)	15,000,000	14,646,482
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	13,000,000	12,837,866
3.875%, 09/12/2023 (1)	8,187,000	8,402,666
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%) (1)(3)	2,384,000	2,400,546
Royal Bank of Scotland PLC:
5.625%, 08/24/2020 (1)	2,450,000	2,449,504
6.125%, 01/11/2021 (1)	9,667,000	9,775,152
Santander Holdings USA, Inc.:
4.450%, 12/03/2021	7,500,000	7,653,139
3.400%, 01/18/2023	7,114,000	7,028,098
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	1,030,000	1,029,596
3.125%, 01/08/2021 (1)	3,500,000	3,491,822
2.875%, 08/05/2021 (1)	2,970,000	2,933,378
3.571%, 01/10/2023 (1)	2,500,000	2,486,530
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%) (1)(3)	10,000,000	10,086,114
Skandinaviska Enskilda Banken AB,
2.200%, 12/12/2022 (1)(2)	17,825,000	17,526,960
SMBC Aviation Capital Finance DAC:
2.650%, 07/15/2021 (1)(2)	1,950,000	1,933,130
4.125%, 07/15/2023 (1)(2)	1,960,000	2,114,430
Societe Generale SA,
4.250%, 09/14/2023 (1)(2)	8,500,000	8,685,942
Standard Chartered PLC:
3.050%, 01/15/2021 (1)(2)	17,471,000	17,194,667
2.744%, 09/10/2022 (3 Month LIBOR USD + 1.200%) (1)(2)(3)	10,000,000	9,900,752
4.247%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	5,486,000	5,507,511
State Street Corp.,
2.825%, 03/30/2023 (SOFR + 2.690%) (2)(3)	13,175,000	13,298,268
Stifel Financial Corp.,
3.500%, 12/01/2020	27,498,000	26,950,680
SunTrust Banks, Inc.:
3.525%, 10/26/2021 (3 Month LIBOR USD + 0.500%) (3)	15,015,000	15,043,017
2.800%, 05/17/2022	18,000,000	18,220,809
Synchrony Financial:
3.750%, 08/15/2021	8,839,000	8,856,157
2.850%, 07/25/2022	15,219,000	14,449,876
Synovus Bank,
2.289%, 02/10/2023 (SOFR + 0.945%) (3)	7,000,000	6,899,690
Trinity Acquisition PLC,
3.500%, 09/15/2021 (1)	18,183,000	17,527,369
UBS Group Funding Jersey Ltd.,
3.000%, 04/15/2021 (1)(2)	3,000,000	3,005,780
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	9,471,000	9,323,477
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	7,200,000	7,139,533
WEA Finance LLC,
3.150%, 04/05/2022 (2)	12,750,000	12,407,958
Wells Fargo & Co.,
3.069%, 01/24/2023	4,650,000	4,699,196
Wells Fargo Bank NA,
3.325%, 07/23/2021 (3 Month LIBOR USD + 0.490%) (3)	15,000,000	15,025,079
Willis North America, Inc.,
3.600%, 05/15/2024	2,600,000	2,683,072
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	13,585,000	13,920,278
Zions Bancorp NA:
3.500%, 08/27/2021	11,700,000	11,688,157
3.350%, 03/04/2022	20,000,000	19,613,966
Total Financials (Cost $1,482,402,500)		1,457,604,214	22.4%
Total Corporate Bonds (Cost $3,615,642,179)		3,538,590,947	54.3%

Municipal Bonds
Bloomington Redevelopment District,
2.400%, 08/01/2024	880,000	886,257
Brazos Higher Education Authority, Inc.:
2.378%, 04/01/2021	675,000	681,669
2.427%, 04/01/2022	1,320,000	1,344,460
Central Texas Turnpike System,
1.980%, 08/15/2042 (4)	8,000,000	7,474,640
City of Pittsburg CA,
5.864%, 07/01/2021	1,060,000	1,093,337
County of Sacramento CA:
7.680%, 08/15/2021 (7)	30,135,000	31,200,875
7.680%, 08/15/2021 (7)	3,650,000	3,779,283
County of Saline AR,
3.550%, 06/01/2042 (Callable 06/01/2024)	1,890,000	1,964,693
Fresno Joint Powers Financing Authority,
2.880%, 04/01/2021	1,685,000	1,706,130
Housing & Redevelopment Authority of The City of St. Paul,
3.539%, 07/01/2023	5,000,000	4,932,100
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	5,350,000	5,600,166
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 05/01/2020)	165,000	165,021
Memphis-Shelby County Industrial Development Board,
2.222%, 11/01/2020	5,990,000	6,029,654
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036 (Callable 07/10/2024)	4,575,000	4,759,876
New Jersey Economic Development Authority:
0.000%, 02/15/2021	1,440,000	1,422,864
2.609%, 06/15/2022	500,000	486,960
2.781%, 06/15/2023	2,085,000	2,020,427
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023	1,395,000	1,519,657
5.976%, 03/01/2024	3,875,000	4,087,428
Niagara Area Development Corp.,
2.643%, 05/01/2022	1,000,000	999,910
Public Finance Authority,
3.750%, 02/01/2022 (Callable 04/21/2020)	7,000,000	7,000,420
Rhode Island Housing & Mortgage Finance Corp.,
3.000%, 10/01/2034 (Callable 10/01/2022)	2,750,000	2,802,057
State Public School Building Authority,
2.615%, 04/01/2023	2,500,000	2,557,125
Total Municipal Bonds (Cost $95,120,781)		94,515,009	1.4%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 1.097%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	799,105	789,033
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 1.397%, 10/25/2035 (1 Month LIBOR USD + 0.450%) (3)	13,181,162	12,691,690
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 04/25/2020	4,229	4,217
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	19,027	18,433
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	77,039	78,679
Series 2004-8CB, Class A, 1.217%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	877,514	852,855
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (6)	55,613	50,929
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	556,887	383,563
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 1.287%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	2,643,934	2,590,699
Arroyo Mortgage Trust,
Series 2019-3, Class A1, 2.962%, 10/25/2048 (2)(4)	11,357,354	10,647,550
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1, 1.162%, 01/25/2036 (1 Month LIBOR USD + 0.215%) (3)	4,094,154	3,999,750
Carrington Mortgage Loan Trust,
Series 2007-HE1, Class A2, 1.097%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	3,638,469	3,580,731
Countrywide Asset-Backed Certificates:
Series 2006-2, Class 2A3, 1.247%, 06/25/2036 (1 Month LIBOR USD + 0.300%) (3)	3,218,561	3,182,286
Series 2006-13, Class 1AF3, 4.260%, 01/25/2037 (4)	104,885	104,200
CSMC Trust,
Series 2019-RPL1, Class A1A, 3.650%, 07/25/2058 (2)(4)	43,732,203	44,674,479
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	488,795	436,130
GSAA Home Equity Trust,
Series 2005-6, Class A3, 1.317%, 06/25/2035 (1 Month LIBOR USD + 0.370%) (3)	109,650	109,181
GSAMP Trust,
Series 2006-HE7, Class A2D, 1.177%, 10/25/2036 (1 Month LIBOR USD + 0.230%) (3)	6,886,403	6,552,348
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 4.067%, 07/25/2035 (4)	348,387	336,511
MASTR Alternative Loan Trust:
Series 2003-9, Class 3A1, 4.750%, 04/25/2020	69	69
Series 2003-5, Class 7A1, 5.000%, 10/01/2031	42,330	30,832
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	2,633,660	2,689,903
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%, 05/25/2058 (2)(4)	2,019,357	2,048,615
Morgan Stanley,
Series 2005-HE5, Class M2, 1.592%, 09/25/2035 (1 Month LIBOR USD + 0.645%) (3)	7,600,313	7,286,788
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 1.177%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	924,160	920,698
Popular ABS Mortgage Pass-Through Trust,
Series 2005-B, Class M2, 1.607%, 08/25/2035 (1 Month LIBOR USD + 0.660%) (3)	381,513	379,395
RASC Series Trust,
Series 2005-KS11, Class M1, 1.347%, 12/25/2035 (1 Month LIBOR USD + 0.400%) (3)	2,233,629	2,224,283
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (7)	1,914,212	522,056
Saxon Asset Securities Trust,
Series 2006-2, Class A3C, 1.097%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	403,251	396,028
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3, 1.127%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	1,047,258	1,038,763
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.947%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	1,611,445	1,596,845
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034 (7)	37,015	37,427
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.901%, 10/25/2043 (4)	3,970,540	3,542,313
Towd Point Mortgage Trust:
Series 2015-4, Class A1B, 2.750%, 04/25/2055 (2)(4)	851,010	846,850
Series 2015-4, Class A1, 3.500%, 04/25/2055 (2)(4)	1,832,620	1,830,784
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	25,307,944	24,866,487
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	22,305,668	22,315,683
Series 2017-5, Class A1, 1.547%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	7,948,522	7,669,237
Series 2017-2, Class A1, 2.750%, 04/25/2057 (2)(4)	6,022,634	5,899,948
Series 2017-3, Class A1, 2.750%, 06/25/2057 (2)(4)	11,427,433	11,206,552
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	7,910,028	7,916,200
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	11,129,154	11,423,724
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR3, Class A1, 4.373%, 06/25/2034 (4)	2,993,917	2,688,230
Total Residential Mortgage-Backed Securities (Cost $215,586,658)		210,460,974	3.2%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K014, Class A2, 3.871%, 04/25/2021	9,970,607	10,187,992
Total U.S. Government Agency Issues (Cost $9,984,362)		10,187,992	0.2%

Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	8,466,000	8,643,079
Series 2014-GC23, Class AAB, 3.337%, 07/12/2047	12,525,637	12,850,623
COMM Mortgage Trust:
Series 2012-CR1, Class ASB, 3.053%, 05/17/2045	11,505,050	11,577,117
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	7,890,000	8,020,681
Series 2013-LC6, Class ASB, 2.478%, 01/12/2046	7,234,582	7,269,528
Series 2014-LC15, Class ASB, 3.528%, 04/12/2047	11,545,658	11,824,175
Series 2014-CR16, Class ASB, 3.653%, 04/12/2047	10,670,028	10,971,105
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	12,752,000	12,837,050
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	23,248,121	23,555,980
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/17/2045	10,546,076	10,544,314
Series 2012-C8, Class A3, 2.829%, 10/17/2045	10,018,546	10,134,559
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	12,580,000	12,820,854
Series 2011-C5, Class ASB, 3.678%, 08/15/2046	1,243,611	1,254,237
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class ASB, 3.761%, 08/17/2046 (4)	12,748,501	13,044,034
Series 2015-C31, Class ASB, 3.540%, 08/17/2048	9,629,000	9,948,287
Series 2015-C33, Class ASB, 3.562%, 12/17/2048	4,175,000	4,332,211
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.657%, 05/17/2046	14,787,577	14,836,230
Series 2015-C25, Class ASB, 3.383%, 10/19/2048	10,751,000	11,146,511
Series 2013-C8, Class ASB, 2.699%, 12/17/2048	9,331,373	9,368,751
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class ASB, 3.477%, 08/17/2050	12,294,744	12,648,013
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,589,938	8,652,486
Series 2013-C14, Class ASB, 2.977%, 06/15/2046	17,442,130	17,615,477
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	1,074,713	1,105,449
Total Non-U.S. Government Agency Issues (Cost $246,144,971)		245,000,751	3.7%
Total Commercial Mortgage-Backed Securities (Cost $256,129,333)		255,188,743	3.9%

Asset Backed Securities
American Express Credit Account Master Trust:
Series 2019-2, Class A, 2.670%, 11/15/2024	7,130,000	7,327,900
Series 2019-3, Class A, 2.000%, 04/15/2025	32,437,000	32,854,649
Bank of The West Auto Trust:
Series 2017-1, Class A3, 2.110%, 01/15/2023 (2)	4,551,677	4,533,705
Series 2019-1, Class A3, 2.430%, 04/15/2024 (2)	13,005,000	12,970,221
Carmax Auto Owner Trust,
Series 2018-4, Class A3, 3.360%, 09/15/2023	11,300,000	11,449,319
Chesapeake Funding II LLC,
Series 2018-1A, Class A1, 3.040%, 04/15/2030 (2)	6,722,375	6,657,178
Conseco Financial Corp.,
Series 1998-3, Class A5, 6.220%, 03/01/2030	46,666	47,085
Dell Equipment Finance Trust,
Series 2019-1, Class A3, 2.830%, 03/22/2024 (2)	27,550,000	27,557,169
Fifth Third Auto Trust,
Series 2019-1, Class A3, 2.640%, 12/15/2023	39,895,000	40,005,062
Ford Credit Auto Owner Trust,
Series 2017-1, Class A, 2.620%, 08/15/2028 (2)	24,017,000	23,952,584
Hyundai Auto Lease Securitization Trust,
Series 2020-A, Class A3, 1.950%, 07/15/2023 (2)	23,600,000	23,598,206
Kookmin Bank,
2.125%, 10/21/2021 (1)(2)	3,400,000	3,404,013
PFS Financing Corp.:
Series 2018-B, Class A, 2.890%, 02/15/2023 (2)	11,725,000	11,652,065
Series 2018-D, Class A, 3.190%, 04/17/2023 (2)	13,015,000	12,948,066
Series 2018-F, Class A, 3.520%, 10/16/2023 (2)	6,210,000	6,166,539
Series 2019-A, Class A2, 2.860%, 04/15/2024 (2)	7,475,000	7,345,898
Santander Retail Auto Lease Trust,
Series 2017-A, Class A4, 2.370%, 01/20/2022 (2)	3,148,000	3,145,422
SoFi Consumer Loan Program LLC:
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	1,977,570	1,960,371
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	1,213,239	1,155,860
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	26,950,000	27,284,695
Synchrony Card Issuance Trust,
Series 2018-A1, Class A, 3.380%, 09/15/2024	33,970,000	34,061,716
TCF Auto Receivables Owner Trust,
Series 2016-1A, Class A4, 2.030%, 02/15/2022 (2)	4,584,268	4,564,010
Tesla Auto Lease Trust,
Series 2018-B, Class A, 3.710%, 08/20/2021 (2)	4,807,321	4,828,963
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%, 11/25/2058 (2)(4)	12,455,999	12,527,837
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (2)(4)	22,882,832	22,145,750
Verizon Owner Trust,
Series 2019-B, Class A1A, 2.330%, 12/20/2023	24,450,000	24,599,301
Volkswagen Auto Lease Trust,
Series 2019-A, Class A3, 1.990%, 11/21/2022	8,868,000	8,996,017
World Financial Network Credit Card Master Trust:
Series 2016-A, Class A, 2.030%, 04/15/2025	16,710,000	16,629,739
Series 2019-A, Class A, 3.140%, 12/15/2025	7,900,000	7,962,266
Total Asset Backed Securities (Cost $401,547,677)		402,331,606	6.2%
Total Long-Term Investments (Cost $6,421,754,793)		6,390,098,123	98.0%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.45% (5)	180,927,898	180,927,898
Total Short-Term Investment (Cost $180,927,898)		180,927,898	2.8%
Total Investments (Cost $6,602,682,691)		6,571,026,021	100.8%
Liabilities in Excess of Other Assets		(50,743,850)	(0.8)%
TOTAL NET ASSETS		$6,520,282,171	100.0%

Notes to Schedule of Investments
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2020, the value of these securities total $1,708,757,521, which represents 26.21% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2020.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2020.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2020.

Baird Short-Term Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,839,355,914	$–	$1,839,355,914
Other Government Related Securities	–	49,654,930	–	49,654,930
Corporate Bonds	–	3,538,590,947	–	3,538,590,947
Municipal Bonds	–	94,515,009	–	94,515,009
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	210,460,974	–	210,460,974
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	10,187,992	–	10,187,992
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	245,000,751	–	245,000,751
Asset Backed Securities	–	402,331,606	–	402,331,606
Total Long-Term Investments	–	6,390,098,123	–	6,390,098,123
Short-Term Investment
Money Market Mutual Fund	180,927,898	–	–	180,927,898
Total Short-Term Investment	180,927,898	–	–	180,927,898
Total Investments	$180,927,898	$6,390,098,123	$–	$6,571,026,021

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.